Condensed Consolidated Interim Balance Sheets - USD ($)	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents	$ 1,677,310	$ 5,381,757	$ 6,617,082	$ 6,125,108	$ 209,933
Accounts receivable	93,892	0
Prepaid expenses and other receivables	157,142	231,733	188,217	158,419	81,130
Inventories	294,027	0
Due from related parties	41,508	41,445	38,554	41,480	44,986
Short term advances	0	125,153	0	0	0
Loan receivable	0	379,908	307,459	0	0
Total Current Assets	2,263,879	6,159,996	7,151,312	6,325,007	336,049
Equipment	195,994	76,750	87,103	100,629	77,922
Intangible Assets and Goodwill	27,888,979	0
Total Assets	30,348,852	6,236,746	7,238,415	6,425,636	413,971
Current
Accounts payable	419,862	320,871	134,718	208,787	308,947
Accrued liabilities	806,901	515,979	57,840	332,946	155,463
Current portion of lease payable	4,603	0
Promissory notes payable	226,740	0
Customer deposits	128,287	0
Deferred revenue	108,482	0
Warrant derivative liability	3,353,381	5,135,990	6,067,869	8,382,648	0
Total Current Liabilities	5,048,256	5,972,840
Demand notes payable	325,993	0
Lease payable	16,881	0
Total Liabilities	5,391,130	5,972,840	6,260,427	8,924,381	464,410
Shareholders' Equity
Preferred Stock, value	0	0	0	0	0
Common Shares, value	96,362	72,591	72,428	65,840	49,737
Shares to be issued		0	98,900	0	0
Additional paid in capital	38,064,417	11,801,146	11,412,399	10,081,394	4,936,456
Deficit	(13,245,206)	(11,651,980)	(10,647,888)	(12,688,128)	(5,053,982)
Accumulated other comprehensive income	42,149	42,149	42,149	42,149	17,350
Total Shareholders' Equity	24,957,722	263,906	977,988	(2,498,745)	(50,439)
Total Liabilities and Shareholders' Equity	30,348,852	6,236,746	$ 7,238,415	$ 6,425,636	$ 413,971
Special Voting Preferred Stock [Member]
Shareholders' Equity
Preferred Stock, value	$ 0	$ 0